Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis

As of June 30, 2012 and December 31, 2011, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Level 1	Level 2	Level 3	Total
June 30, 2012
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$77	$—	$77
Residential CMO securities—nonagency	—	1,842,331	—	1,842,331
Residential MBS—agency	—	281	—	281
Asset-backed securities	—	7,616	—	7,616
Equity securities	221	—	—	221

Total available for sale securities	221	1,850,305	—	1,850,526
Loans held for sale	—	1,105,985	—	1,105,985
Financial liabilities:
FDIC clawback liability	—	—	46,738	46,738
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(146,541)	—	(146,541)
Freestanding derivatives (Note 12)	4,063	(999)	9,383	12,447

	Level 1	Level 2	Level 3	Total
December 31, 2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

Total available for sale securities	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 12)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 12)	(6,799)	(4,830)	8,540	(3,089)

As of December 31, 2011 and 2010, assets and liabilities measured at fair value on a recurring basis, including certain loans held for sale for which the Company has elected the fair value option, are as follows:

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2011
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$104	$—	$104
Residential CMO securities—nonagency	—	1,895,818	—	1,895,818
Residential MBS—agency	—	338	—	338
Asset-backed securities	—	7,477	—	7,477
Equity securities	185	—	—	185

	185	1,903,737	—	1,903,922
Loans held for sale	—	761,818	15,462	777,280
Financial liabilities:
FDIC Clawback liability	—	—	43,317	43,317
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(133,897)	—	(133,897)
Freestanding derivatives (Note 24)	(6,799)	(4,830)	8,540	(3,089)

	Fair Value Measurements Using
	Level 1	Level 2	Level 3	Total
2010
Financial assets:
Available for sale securities:
Residential CMO securities—agency	$—	$148	$—	$148
Residential CMO securities—nonagency	—	2,032,663	—	2,032,663
Residential MBS—agency	—	540	—	540
Asset-backed securities	—	8,128	—	8,128
Equity securities	126	—	—	126

	126	2,041,479	—	2,041,605
Loans held for sale	—	1,020,272	15,136	1,035,408
Financial liabilities:
FDIC Clawback liability	—	—	39,311	39,311
Derivative financial instruments:
Cash flow hedges (Note 24)	—	(22,839)	—	(22,839)
Freestanding derivatives (Note 24)	35,645	22,399	8,949	66,993

Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the three and six months ended June 30, 2012 and 2011 are as follows:

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Three Months Ended June 30, 2012
Balance, beginning of period	$—	$(43,694)	$8,814
Total gains (losses) included in earnings for the period	—	(3,044)	569

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$—	$(3,044)	$569

Three Months Ended June 30, 2011
Balance, beginning of period	$15,049	$(39,628)	$221
Purchases	—	—	2,700
Issues	—	—	(2,739)
Settlements	(60)	—	35
Total gains (losses) included in earnings for the period	1,117	—	7

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,117	$—	$42

	Loans Held for Sale (1)	FDIC Clawback Liability (2)	Freestanding Derivatives (3)
Six Months Ended June 30, 2012
Balance, beginning of period	$15,462	$(43,317)	$8,539
Settlements	(623)	—	—
Transfers out of Level 3	(14,946)	—	—
Total gains (losses) included in earnings for the period	107	(3,421)	844

Balance, end of period	$—	$(46,738)	$9,383

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2012	$107	$(3,421)	$844

Six Months Ended June 30, 2011
Balance, beginning of period	$15,136	$(39,311)	$8,949
Purchases	—	—	4,075
Issues	—	—	(4,114)
Settlements	(137)	—	38
Total gains (losses) included in earnings for the period	1,107	(317)	(8,724)

Balance, end of period	$16,106	$(39,628)	$224

Change in unrealized net gains (losses) included in net income related to assets still held as of June 30, 2011	$1,107	$(317)	$(8,439)

(1)	Net realized and unrealized gains (losses) on loans held for sale are included in gain on sale of loans.
(2)	Changes in fair value of the FDIC clawback liability are recorded in general and administrative expense.
(3)	With the exception of changes in the indemnification assets, net realized and unrealized gains (losses) on freestanding derivatives are included in other noninterest income. Changes in the fair value of the indemnification assets are recorded in general and administrative expense.

Changes in assets and liabilities measured at Level 3 fair value on a recurring basis for the years ended December 31, 2011, 2010 and 2009 are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, January 1, 2009	$353,495	$8,896	$25,542	$—	$107
Purchases, sales, issuances, and settlements, net	1,140,286	(76)	(1,285)	—	59
Transfers from Level 3 measurements	—	—	(851)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	7,443	—	(1,467)	—	24
Included in other comprehensive income (loss)	31,419	(885)	—	—	—

Balance, December 31, 2009	1,532,643	7,935	21,939	—	190

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Asset- Backed Securities	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
Balance, December 31, 2009	1,532,643	7,935	21,939	—	190
Purchases, sales, issuances, and settlements, net	660,785	(15)	(2,038)	(37,592)	30,764
Transfers from Level 3 measurements	(2,215,306)	(7,889)	(2,100)	—	—
Total net realized and unrealized gains (losses):
Included in earnings	21,938	—	(2,665)	(1,719)	(22,005)
Included in other comprehensive income (loss)	(60)	(31)	—	—	—

Balance, December 31, 2010	—	—	15,136	(39,311)	8,949
Purchases	—	—	—	—	13,902
Sales	—	—	—	—	—
Issuances	—	—	—	—	(5,344)
Settlements	—	—	(1,032)	—	(33)
Transfers from Level 3 measurements	—	—	—	—	(269)
Total net realized and unrealized gains (losses):
Included in earnings	—	—	1,358	(4,006)	(8,665)

Balance, December 31, 2011	$—	$—	$15,462	$(43,317)	$8,540

Fair Value, Option, Quantitative Disclosures

Following is information on loans held for sale reported under the fair value option at June 30, 2012 and December 31, 2011:

	Total	Nonaccrual
June 30, 2012
Fair value carrying amount	$1,105,985	$—
Aggregate unpaid principal balance	1,052,714	—

Fair value carrying amount less aggregate unpaid principal	$53,271	$—

December 31, 2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

Following is information on loans held for sale reported under the fair value option at December 31, 2011 and 2010:

	Total	Nonaccrual
2011
Fair value carrying amount	$777,280	$2,129
Aggregate unpaid principal balance	747,667	2,466

Fair value carrying amount less aggregate unpaid principal	$29,613	$(337)

2010
Fair value carrying amount	$1,035,408	$2,072
Aggregate unpaid principal balance	1,031,429	2,533

Fair value carrying amount less aggregate unpaid principal	$3,979	$(461)

Fair Value Measurements, Nonrecurring

Certain assets and liabilities are measured at fair value on a non-recurring basis and therefore are not included in the tables above. These measurements primarily result from assets carried at the lower of cost or fair value or from impairment of individual assets. The carrying value of assets measured at fair value on a non-recurring basis and held at June 30, 2012 and December 31, 2011 and related change in fair value are as follows:

	Level 1	Level 2	Level 3	Total	Change in Fair Value
June 30, 2012
Collateral-dependent loans	$—	$—	$29,582	$29,582	$1,999
Other real estate owned	—	1,200	19,734	20,934	3,885
Mortgage servicing rights (1)	—	—	373,735	373,735	30,135
December 31, 2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Other real estate owned	—	—	46,578	46,578	10,389
Mortgage servicing rights (1)	—	—	445,195	445,195	39,455

(1)	The fair value for mortgage servicing rights represents the value of the impaired strata.

The carrying value of assets measured at fair value on a non-recurring basis and held at December 31, 2011, and 2010 and related loss amounts are as follows:

	Fair Value Measurements Using				Total Losses
	Level 1	Level 2	Level 3	Total
2011
Loans held for sale	$—	$13,010	$—	$13,010	$1,385
Collateral-dependent loans	—	—	62,183	62,183	11,831
Mortgage servicing rights	—	—	445,195	445,195	39,455
Other real estate owned	—	—	46,578	46,578	10,389
2010
Investments held to maturity	$—	$—	$196	$196	$1,738
Collateral-dependent loans	—	—	116,421	116,421	27,651
Other real estate owned	—	—	26,903	26,903	6,701

Fair Value of Financial Instruments Measured at Fair Value on Nonrecurring Basis

The following table presents quantitative information about level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at June 30, 2012:

Level 3 Assets	Fair Value	Valuation Technique	Unobservable Inputs	Significant Unobservable Input Value
Collateral-dependent loans	$29,582	Sales comparison approach	Appraisal value adjustment	0.0% – 67.0%(1)
Other real estate owned	$19,734	Sales comparison approach	Appraisal value adjustment	0.0% – 62.0%(1)
Mortgage servicing rights	$373,735	Discounted cash flow	Prepayment speed	16.3% 21.9%(2)
			Discount rate	9.2% 10.0%(3)

(1)	The range represents the highest and lowest values of adjustments made to market comparable data. Adjustment values are derived from third party appraisals used during the valuation process.
(2)	The prepayment speed assumptions includes a blend of prepayment speeds that are influenced by mortgage interest rates, the current macroeconomic environment and borrower behaviors and may vary over the expected life of the asset. The range represents the highest and lowest values for the impaired MSR strata.
(3)	The discount rate range represents the highest and lowest values for the impaired MSR strata.

Fair Value, by Balance Sheet Grouping

The following table presents the carrying amount, fair value, and placement in the fair value hierarchy of the Company’s financial instruments as of June 30, 2012 and December 31, 2011. This table excludes financial instruments with a short-term or without a stated maturity, prevailing market rates and limited credit risk, where carrying amounts approximate fair value. For financial assets such as cash and due from banks, FHLB restricted stock, and other investments, the carrying amount is a reasonable estimate of fair value. For financial liabilities such as noninterest-bearing demand, interest-bearing demand, and savings and money market deposits, the carrying amount is a reasonable estimate of fair value as these liabilities have no stated maturity.

	June 30, 2012
	Carrying Amount	Estimated Fair Value	Level 1	Level 2	Level 3
Financial assets:
Investment securities:
Held to maturity	$190,615	$196,382	$—	$196,382	$—
Loans held for sale (1)	2,072,612	2,171,991	—	2,171,991	—
Loans held for investment (2)	7,030,992	7,111,132	—	—	7,111,132
Financial liabilities:
Time deposits	$2,894,148	$2,930,669	$—	$2,930,669	$—
Other borrowings	2,503,636	2,545,991	—	2,545,991	—
Trust preferred securities	103,750	78,274	—	—	78,274

	December 31, 2011
	Carrying Amount	Estimated Fair Value
Financial assets:
Investment securities:
Held to maturity	$189,518	$194,350
Loans held for sale	2,725,286	2,811,917
Loans held for investment (2)	5,856,781	5,862,053
Financial liabilities:
Deposits	$10,265,763	$10,299,977
Other borrowings	1,257,879	1,215,209
Trust preferred securities	103,750	71,597

(1)	The carrying value of loans held for sale excludes $1,105,985 in loans measured at fair value on a recurring basis as of June 30, 2012.
(2)	The carrying value of loans held for investment is net of the allowance for loan loss of $73,233 and $73,999 as of June 30, 2012 and December 31, 2011, respectively. In addition, the carrying values exclude $677,045 and $584,735 of lease financing receivables as of June 30, 2012 and December 31, 2011, respectively.

As of December 31, 2011 and 2010, the carrying amount and estimated fair value of all financial instruments is disclosed as follows:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial assets:
Cash and cash equivalents	$294,981	$294,981	$1,169,221	$1,169,221
Investment securities:
Available for sale	1,903,922	1,903,922	2,041,605	2,041,605
Held to maturity	189,518	194,350	32,928	31,824
Other investments	98,392	98,392	129,056	129,056
Loans held for sale	2,725,286	2,811,917	1,237,665	1,248,285
Loans held for investment	5,856,781	5,862,053	5,556,590	5,668,745

Financial liabilities:
Deposits	$10,265,763	$10,299,977	$9,683,054	$9,576,602
Clawback liability	43,317	43,317	39,311	39,311
Other borrowings	1,257,879	1,215,209	887,389	922,328
Trust preferred securities	103,750	71,597	113,750	79,073
Derivative financial instruments:
Cash flow hedges	(133,897)	(133,897)	(22,839)	(22,839)
Freestanding derivatives	(3,089)	(3,089)	66,993	66,993

Fair Value, Measured on Recurring Basis, Gain (Loss) Included in Earnings

Net realized and unrealized gains (losses) included in income for the years ended December 31, 2011, 2010 and 2009, are as follows:

	Available For Sale Securities
	Residential CMO Securities - Nonagency	Loans Held for Sale	Clawback Liability	Freestanding Derivatives
2011
Net realized gains (losses)	$—	$—	$—	$(287)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	1,358	(4,006)	(8,378)

	$—	$1,358	$(4,006)	$(8,665)

2010
Net realized gains (losses)	$21,938	$(288)	$—	$(136)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(2,377)	(1,719)	(21,869)

	$21,938	$(2,665)	$(1,719)	$(22,005)

2009
Net realized gains (losses)	$7,443	$(354)	$—	$(59)
Net change in unrealized gains (losses) on assets and liabilities held at reporting date	—	(1,113)	—	83

	$7,443	$(1,467)	$—	$24